Borrowings (Pre Swap Borrowing Table) (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Long-Term Debt, including current portion	$ 39,675	$ 36,710
Less: current maturities	4,601	3,854
Total long-term debt (excluding current portion)	$ 35,073	$ 32,856